Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Cash flows from operating activities
Net income	$ (19,835,994)	$ 48,900
Depreciation and amortization	15,508	11,329
Allowance for credit losses	7,883	32,537
Impairments and write-offs of assets	4,734	214
Deferred tax benefits	(1,993)	(6,793)
Operating lease expenses	14,098	11,652
Share-based Compensation Expense	19,950,000
Non-cash interest income	(29,000)
Changes in operating assets and liabilities:
Accounts receivable	201,410	185,952
Inventories	(570)	4,502
Advances to suppliers	16,124	(3,277)
Other receivables and other current assets	9,499	220,382
Operating advance payments to related parties	(263)
Other non-current assets	(3,141)	(247,098)
Accruals and other payables	(100,169)	(27,435)
Accounts payable	(6,762)	(144,708)
Taxes payable	218,358	78,547
Contract liability	(200,867)	(121,326)
Operating lease liabilities	(13,422)	(12,092)
Net cash provided by operating activities	245,433	31,286
Cash flows from investing activities
Purchase of equipment and intangible assets	(2,213)	(2,071)
Loans to franchisees	(691,377)	(498,230)
Loan repayment from franchisees	416,890	322,630
Loans to the third party	(3,000,000)
Repayment from related parties	14,270
Net cash used in investing activities	(3,262,430)	(177,671)
Cash flows from financing activities
Proceeds from shareholder’s contribution of capital		500
Proceeds from issuance of shares	4,277,807
Borrowing from related party	7,462	36,501
IPO Costs	(451,758)
Net cash provided by financing activities	3,833,511	37,001
Net increase (decrease) of cash and cash equivalents	816,514	(109,384)
Effect of foreign currency translation	(12,727)	7,716
Cash and cash equivalents– beginning of period	547,498	1,033,634
Cash and cash equivalents– end of period	1,351,285	931,966
Supplementary cash flow information:
Interest paid
Income tax paid
Non-cash investing and financing activities:
Non-cash IPO Costs	(97,302)
Non-cash interest income	29,000
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 34,759